Offerings - Offering: 1	Jul. 28, 2026 USD ($) units $ / units
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Units
Amount Registered | units	19,389,239
Proposed Maximum Offering Price per Unit | $ / units	47.53
Maximum Aggregate Offering Price	$ 921,570,529.67
Fee Rate	0.01381%
Amount of Registration Fee	$ 127,268.89
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the Common Units representing limited partner interests in Western Midstream Partners, LP (the “Registrant”), being registered for the selling unitholders named in the registration statement include such indeterminate number of Common Units as may be issuable as a result of unit splits, dividends, recapitalization or similar transactions. With respect to the offering of Common Units by the selling unitholders named in the registration statement, the proposed maximum offering price per Common Unit will be determined from time to time in connection with, and at the time of, the sale by the holders of such securities. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The price is based on the average high and low sale prices for the Registrant's Common Units as reported on the New York Stock Exchange on July 23, 2026.